Taxes Payable	9 Months Ended
Sep. 30, 2020
Taxes Payable, Current [Abstract]
Taxes Payable
8. Taxes Payable
The following is a summary of taxes payable as of December 31, 2019 and September 30, 2020:

	As of
	December 31,	September 30,
	2019	2020
	RMB	RMB
Withholding individual income taxes for employees	5,679	29,580
VAT payable	10,925	1,021
Enterprise income taxes payable	7,952	4,822
Others	1,421	78

Total	25,977	35,501

As of September 30, 2020, there was approximately RMB18,809 included in the balance of withholding individual income taxes for employees due to the exercise of their options under the Company’s incentive plan, which was paid in October 2020.